ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES.
Disclosure for Accrued expenses

NOTE J - ACCRUED EXPENSES

The following is a summary of the components of accrued expenses as of:

	2020	2019
Accrued compensation and related benefits	$6,624,000	$5,638,000
Accrued legal fees	18,000	2,462,000
Commission fee accrual	103,000	363,000
Accrued federal, state and local taxes and fees	130,000	84,000
Other	1,702,000	1,082,000
	$8,577,000	$9,629,000